CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]
Cash flow from operating activities:
Net income (loss)	$ 20,653	$ (386,616)	$ 438,439	$ (114,288)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity income from investment in Linn Energy, LLC	(34,411)
Noncash general and administrative expenses paid by Linn Energy, LLC	1,230
Depreciation, depletion and amortization		606,150	334,084	238,532
Impairment of long-lived assets		422,499	0	38,600
Unit-based compensation expenses		29,533	22,243	13,792
Loss on extinguishment of debt		0	94,612	0
Amortization and write-off of deferred financing fees		25,598	21,526	22,113
Losses on sale of assets and other, net		92	2,021	6,619
Deferred income tax	12,528	(360)	310	3,088
Cash distributions received	25,221
Mark-to-market on derivatives:
Total gains		(124,762)	(449,940)	(7,303)
Cash settlements		390,765	237,134	302,875
Cash settlements on canceled derivatives		0	26,752	(123,865)
Premiums paid for derivatives		(583,434)	(134,352)	(120,376)
Changes in assets and liabilities:
Increase in accounts receivable - trade, net		(77,573)	(191,338)	(66,283)
(Increase) decrease in other assets		(5,451)	(2,951)	2,926
Increase in accounts payable and accrued expenses		26,372	129,499	25,457
Increase (decrease) in other liabilities		28,094	(9,333)	49,031
Net cash provided by operating activities	25,221	350,907	518,706	270,918
Cash flow from investing activities:
Acquisition of oil and natural gas properties, net of cash acquired		(2,640,475)	(1,500,193)	(1,351,033)
Development of oil and natural gas properties		(984,530)	(574,635)	(204,832)
Purchases of other property and equipment		(60,549)	(55,229)	(18,181)
Proceeds from sale of properties and equipment and other		725	(303)	(7,362)
Investment in Linn Energy, LLC	(1,212,627)
Net cash used in investing activities	(1,212,627)	(3,684,829)	(2,130,360)	(1,581,408)
Cash flow from financing activities:
Proceeds from sale of units		1,973,989	678,949	844,330
Proceeds from borrowings		5,439,802	2,534,240	3,300,816
Repayments of debt		(3,400,000)	(1,301,029)	(2,150,000)
Distributions to unitholders		(596,935)	(466,488)	(365,711)
Financing fees, offering expenses and other, net		(85,895)	(56,358)	(93,343)
Excess tax benefit from unit-based compensation		3,090	4,805	0
Purchase of units		0	(17,352)	(11,832)
Proceeds from sale of voting share	1
Proceeds from sale of common shares	1,269,744
Dividends paid to shareholders	(24,699)
Offering expenses and fees	(57,117)
Net cash provided by financing activities	1,187,929	3,334,051	1,376,767	1,524,260
Net increase (decrease) in cash and cash equivalents	523	129	(234,887)	213,770
Cash and cash equivalents:
Beginning	0	1,114	236,001	22,231
Ending	$ 523	$ 1,243	$ 1,114	$ 236,001